Condensed Schedule Of Investments (Futures And Forward Currency Contracts) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	2.21%	1.01%
Net Unrealized Appreciation/(Depreciation)	$ 3,721,439	$ 1,635,956
Futures Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	1.40%	1.27%
Net Unrealized Appreciation/(Depreciation)	$ 2,355,942	$ 2,055,429
Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.81%	(0.26%)
Net Unrealized Appreciation/(Depreciation)	$ 1,365,497	$ (419,473)
Long Contracts [Member] | Futures Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.38%	0.12%
Net Unrealized Appreciation/(Depreciation)	$ 636,077	$ 189,400
Long Contracts [Member] | Energies [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.02%)
Net Unrealized Appreciation/(Depreciation)	$ (28,090)
Long Contracts [Member] | Grains [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital		(0.10%)
Net Unrealized Appreciation/(Depreciation)		$ (161,378)
Long Contracts [Member] | Interest Rates [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.15%)	0.50%
Net Unrealized Appreciation/(Depreciation)	$ (246,519)	$ 805,830
Long Contracts [Member] | 5 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital		0.01%
Net Unrealized Appreciation/(Depreciation)		$ 12,359
Long Contracts [Member] | 30 Year U.S. Treasury Bond [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital		0.03%
Net Unrealized Appreciation/(Depreciation)		$ 51,094
Long Contracts [Member] | Other Interest Rates [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital		0.46%
Net Unrealized Appreciation/(Depreciation)		$ 742,377
Long Contracts [Member] | Livestock [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital		(0.01%)
Net Unrealized Appreciation/(Depreciation)		$ (14,690)
Long Contracts [Member] | Metals [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.22%	(0.70%)
Net Unrealized Appreciation/(Depreciation)	$ 362,631	$ (1,129,554)
Long Contracts [Member] | Softs [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.04%	0.02%
Net Unrealized Appreciation/(Depreciation)	$ 61,106	$ 32,956
Long Contracts [Member] | Stock Indices [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.29%	0.41%
Net Unrealized Appreciation/(Depreciation)	$ 486,949	$ 656,236
Long Contracts [Member] | Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.52%)	(0.69%)
Net Unrealized Appreciation/(Depreciation)	$ (867,640)	$ (1,117,993)
Short Contracts [Member] | Futures Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	1.02%	1.15%
Net Unrealized Appreciation/(Depreciation)	$ 1,719,865	$ 1,866,029
Short Contracts [Member] | Energies [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.75%	0.31%
Net Unrealized Appreciation/(Depreciation)	$ 1,268,803	$ 500,398
Short Contracts [Member] | Grains [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.28%	0.00%
Net Unrealized Appreciation/(Depreciation)	$ 478,333	$ 678
Short Contracts [Member] | Interest Rates [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.00%	(0.10%)
Net Unrealized Appreciation/(Depreciation)	$ (925)	$ (160,599)
Short Contracts [Member] | Livestock [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.06%)	0.10%
Net Unrealized Appreciation/(Depreciation)	$ (104,550)	$ 167,720
Short Contracts [Member] | Metals [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.07%	0.49%
Net Unrealized Appreciation/(Depreciation)	$ 119,525	$ 796,529
Short Contracts [Member] | Softs [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	(0.06%)	0.29%
Net Unrealized Appreciation/(Depreciation)	$ (109,099)	$ 460,177
Short Contracts [Member] | Stock Indices [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	0.04%	0.06%
Net Unrealized Appreciation/(Depreciation)	$ 67,778	$ 101,126
Short Contracts [Member] | Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Partners' Capital	1.33%	0.43%
Net Unrealized Appreciation/(Depreciation)	$ 2,233,137	$ 698,520